UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	Baa3	$177,041
150	5.125%, 1/01/37	1/15 at 100.00	Baa3	150,513
40	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%,	No Opt. Call	B	36,508
	4/01/09

370	Total Consumer Discretionary			364,062

	Consumer Staples – 6.1% (4.1% of Total Investments)
1,030	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,070,757
	Series 2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,600	6.125%, 6/01/24	6/13 at 100.00	BBB	1,728,656
1,250	6.375%, 6/01/32	6/13 at 100.00	BBB	1,361,375

3,880	Total Consumer Staples			4,160,788

	Education and Civic Organizations – 15.9% (10.7% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R	1,051,210
	Project, Series 2002, 6.000%, 9/15/27
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	AAA	3,083,880
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	212,438
	Series 2004C, 5.500%, 7/01/23
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	182,768
	5.000%, 7/01/30 – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
800	5.000%, 7/01/17 – FGIC Insured	7/15 at 100.00	AAA	851,744
315	5.000%, 7/01/32 – FGIC Insured	7/15 at 100.00	AAA	328,485
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	AAA	602,220
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	531,755
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,125,327
	2002A, 5.000%, 7/01/17 – RAAI Insured
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	1,024,000
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	1,848,748
	12/01/31 – AMBAC Insured

10,445	Total Education and Civic Organizations			10,842,575

	Energy – 1.7% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,128,870
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 5.1% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	608,460
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/06 at 102.00	Ba3	1,286,988
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,575,338
	Project, Series 2002, 5.750%, 10/01/21

3,300	Total Financials			3,470,786

	Health Care – 25.5% (17.1% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	230,608
	2004A, 5.750%, 2/15/34
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
500	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	AAA	510,710
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	AAA	1,964,405
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	93,191
	Hospital, Series 2005A, 5.500%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	121,644
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	421,356
140	5.625%, 7/01/31	7/11 at 100.00	A2	147,549
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	534,495
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BBB–	1,082,920
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A2	3,708,180
	University Hospital, Series 2000, 5.750%, 7/01/31
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	715,246
	Series 2003, 5.500%, 7/01/33
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1	1,335,263
	System, Series 2002, 5.875%, 7/01/21
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	2,667,700
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	1,178,946
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	1,551,300
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/06 at 102.00	Baa1	1,123,122
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

16,605	Total Health Care			17,386,635

	Housing/Multifamily – 3.4% (2.3% of Total Investments)
2,250	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	2,335,815
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)

	Long-Term Care – 7.8% (5.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A+	1,066,970
4,000	5.500%, 6/01/31	6/11 at 102.00	A+	4,242,720

5,000	Total Long-Term Care			5,309,690

	Tax Obligation/General – 6.6% (4.4% of Total Investments)
3,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series	4/12 at 100.00	AAA	3,125,820
	2002, 5.000%, 4/15/21 – FGIC Insured
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC	9/16 at 100.00	AAA	739,263
	Insured
240	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 – AMBAC Insured	No Opt. Call	AAA	262,332
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 –	7/11 at 100.00	AAA	406,048
	FSA Insured

4,325	Total Tax Obligation/General			4,533,463

	Tax Obligation/Limited – 19.0% (12.8% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	434,856
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,057,630
	5.000%, 12/01/18 – MBIA Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AAA	812,108
	2004, 5.250%, 1/01/16 – AMBAC Insured
1,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	1,065,390
	12/15/12 – FSA Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	578,336
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
535	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of	9/06 at 102.00	AAA	546,647
	Participation, Series 1995, 5.900%, 3/01/15 – MBIA Insured
700	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	734,685
	6/15/34
1,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	1,619,070
	2004A, 5.250%, 7/01/15 – MBIA Insured
350	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	9/15 at 100.00	AAA	371,525
	2005N-1, 5.000%, 9/01/17 – AMBAC Insured
1,010	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	1,101,748
	5.250%, 12/15/14 – FGIC Insured
655	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/15 at 100.00	AAA	692,545
	Human Services – Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 – AMBAC
	Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,095,950
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	804,107
	FGIC Insured
1,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,263,696
	5.000%, 6/15/19 – FSA Insured
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	283,185
	2006A, 4.500%, 7/01/36 – CIFG Insured
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	532,664
	5.500%, 8/01/29

12,190	Total Tax Obligation/Limited			12,994,142

	Transportation – 21.7% (14.5% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AAA	522,485
	1/01/27 – MBIA Insured
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	611,622
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
505	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	581,679
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,109,220
820	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	852,636
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	266,430
	5.250%, 1/01/21 – MBIA Insured
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	3,123,240
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – FSA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	AAA	2,066,800
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	4,607,398
50	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/07 at 102.00	AAA	52,485

13,725	Total Transportation			14,793,995

	U.S. Guaranteed – 19.9% (13.4% of Total Investments) (4)
770	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	832,308
	1/01/18 (Pre-refunded 1/01/13) – MBIA Insured
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
500	5.250%, 11/01/19 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	544,545
625	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	670,500
700	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	750,960
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C,	6/12 at 100.00	AAA	1,065,100
	5.000%, 6/15/20 (Pre-refunded 6/15/12) – MBIA Insured
680	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	723,153
	5.000%, 12/15/21 (Pre-refunded 12/15/11) – MBIA Insured
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	1,101,250
	5.500%, 6/15/18 (Pre-refunded 6/15/13)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	197,866
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,828,326
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,072,790
	5.500%, 10/01/40 (ETM)
1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	1,626,366
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,181,300
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

12,370	Total U.S. Guaranteed			13,594,464

	Utilities – 10.3% (6.9% of Total Investments)
650	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/06 at 100.00	Baa3	658,944
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum
	Tax)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	2,414,218
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	769,455
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	3,162,120
	FSA Insured

6,700	Total Utilities			7,004,737

	Water and Sewer – 5.6% (3.7% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	160,586
	6.000%, 7/01/25
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	534,835
	5.250%, 8/01/19 – FGIC Insured
3,000	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series	12/12 at 100.00	Aaa	3,117,960
	2002, 5.000%, 12/01/25 – FGIC Insured

3,650	Total Water and Sewer			3,813,381

$ 95,810	Total Investments (cost $97,617,418) – 149.1%			101,733,403

	Other Assets Less Liabilities – 1.5%			998,237

	Preferred Shares, at Liquidation Value – (50.6)%			(34,500,000)

	Net Assets Applicable to Common Shares – 100%			$68,231,640

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $97,679,082.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,324,058
Depreciation	(269,737)

Net unrealized appreciation (depreciation) of investments	$4,054,321

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.